Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Loss from continuing operations	$ (20,148)	$ (21,429)	$ (8,027)
(Loss)/profit from discontinued operations	(4,207)	(625)	69
Income tax	561	(1,926)	(115)
Finance income	0	0	(2,397)
Finance expense	4,917	5,334	2,889
Depreciation of property, plant and equipment	750	770	1,089
Amortization of intangible assets	831	1,172	1,167
Other gains/(losses)	(30)	13	(769)
Share-based payments	147	2,010	1,078
Decrease/(increase) in trade and other receivables	5,903	3,459	(813)
(Increase)/decrease in inventory	(228)	81	0
Increase/(decrease) in trade and other payables	2,278	6,583	(9,453)
Increase/(decrease) in provisions	674	(572)	(95)
Corporation tax payments	0	0	0
Net cash used in operating activities	(8,552)	(5,130)	(15,377)
Cash flows from investing activities
Proceeds on sale of property plant and equipment	110	57	36
Purchase of property, plant and equipment	(1,029)	(1,165)	(937)
Investment in capital projects	(3,857)	(4,254)	0
Proceeds on disposal of J.A Martin ex-solar business	2,874	0	0
Proceeds on sale of capital projects	47	19	366
Acquisitions - consideration	(66)	0	(7,089)
Acquisitions - cash acquired	0	0	4,942
Net cash used in investing activities	(1,921)	(5,343)	(2,682)
Cash flows from financing activities
Other borrowings	(108)	(85)	18
Lease repayments	(43)	0	(360)
Proceeds from investor	300	0	0
Capital raise proceeds	5,500	243	34,866
Equity instruments and capital raise costs	(397)	(47)	(2,819)
Debtor finance borrowings/(repayments)	1,297	(4)	(518)
Loans from related parties	3,572	4,231	0
Repayment of loans from related parties	(370)	0	(2,226)
Bank loan borrowings	(138)	(166)	(33)
Chattel mortgage borrowings	(267)	74	32
Finance expense	(129)	(636)	(5,296)
Transfer from/(to) restricted cash	587	(55)	(127)
Net cash from financing activities	9,804	3,555	23,537
Net (decrease)/increase in cash and cash equivalents	(669)	(6,918)	5,478
Cash and cash equivalents at the beginning of the period	1,285	8,604	2,824
Effect of exchange rate movements on cash held	(63)	(401)	302
Cash and cash equivalents at the end of the period	$ 553	$ 1,285	$ 8,604